FORM 13F COVER PAGE


Report for Quarter Ended:  December 31, 2006
Institutional Investment Manager Filing this report:

Name:      SouthernSun Asset Management, Inc. (fka Cook Mayer Taylor)
Address:   6000 Poplar Avenue Suite 220
	   Memphis, TN 38119

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-333-6980
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             Feb 8, 2006

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corporation               COM              001084102    60585  1958158 SH       SOLE                  1958158
Affiliated Managers Group      COM              008252108    58653   557912 SH       SOLE                   557912
America Svc Group              COM              02364L109    28664  1794844 SH       SOLE                  1794844
Andrew Corporation             COM              034425108    33845  3308423 SH       SOLE                  3308423
Caraustar Industries           COM              140909102    23434  2896709 SH       SOLE                  2896709
Cascade Corp.                  COM              147195101    50309   951013 SH       SOLE                   951013
Columbia Sportswear Co.        COM              198516106    46204   829510 SH       SOLE                   829510
Darling International          COM              237266101    39702  7205368 SH       SOLE                  7205368
Flowserve Corp.                COM              34354P105    51968  1029682 SH       SOLE                  1029682
IDEX Corp.                     COM              45167R104     7104   149842 SH       SOLE                   149842
James River Coal Company       COM              470355207    15197  1637596 SH       SOLE                  1637596
Lubrizol Corporation           COM              549271104    52653  1050320 SH       SOLE                  1050320
MeadWestvaco Corp.             COM              583334107     3352   111495 SH       SOLE                   111495
Newfield Exploration Co.       COM              651290108    51561  1122117 SH       SOLE                  1122117
Newport Corp.                  COM              651824104    64247  3066678 SH       SOLE                  3066678
OGE Energy Corp.               COM              670837103    47718  1192952 SH       SOLE                  1192952
Pentair Inc.                   COM              709631105     3243   103275 SH       SOLE                   103275
Pier 1 Imports Inc.            COM              720279108    11801  1983441 SH       SOLE                  1983441
Polaris Industries Inc.        COM              731068102    37396   798549 SH       SOLE                   798549
Quanex Corporation             COM              747620102    42565  1230553 SH       SOLE                  1230553
Russell 2000 Index Fund        COM              464287655    15880   203509 SH       SOLE                   203509
Smithfield Foods Inc.          COM              832248108    47656  1857222 SH       SOLE                  1857222
Sport-Haley Inc.               COM              848925103      447    92100 SH       SOLE                    92100
Tractor Supply Co.             COM              892356106    24287   543221 SH       SOLE                   543221
Trinity Industries Inc.        COM              896522109    53901  1531282 SH       SOLE                  1531282
URS Corporation                COM              903236107    56352  1315110 SH       SOLE                  1315110
Washington Federal Inc.        COM              938824109    44235  1879938 SH       SOLE                  1879938
Federal Home Loan Mtg. Pfd.F   PFD              313400863      330     7350 SH       SOLE                     7350